Financial Assets and Liabilities - Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Temporary cash investments (Note 28)	₱ 1,369	₱ 1,464
Short-term investments	20	25
Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial assets held for managing liquidity risk, Total	57,268	56,140
Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	56,238	55,039
Debt instruments at amortized cost	370	395
Other financial assets	4,225	4,236
Temporary cash investments (Note 28)	1,369	1,464
Short-term investments	10	136
Retail subscribers	19,369	17,516
Corporate subscribers	21,373	20,936
Foreign administrations	1,615	1,254
Domestic carriers	208	256
Dealers, agents and others	7,699	8,846
Financial Asset [Member] | Financial instruments at FVPL [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVPL:	1,030	1,101
Financial assets at fair value through profit or loss	1,030	1,101
Less than 1 year [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial assets held for managing liquidity risk, Total	52,002	51,264
Less than 1 year [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	52,002	51,264
Debt instruments at amortized cost	20	25
Other financial assets	339	831
Temporary cash investments (Note 28)	1,369	1,464
Short-term investments	10	136
Retail subscribers	19,369	17,516
Corporate subscribers	21,373	20,936
Foreign administrations	1,615	1,254
Domestic carriers	208	256
Dealers, agents and others	7,699	8,846
1-3 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial assets held for managing liquidity risk, Total	4,005	3,608
1-3 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	4,005	3,608
Debt instruments at amortized cost	340	360
Other financial assets	3,665	3,248
3-5 years [Member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial assets held for managing liquidity risk, Total	3	10
3-5 years [Member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	3	10
Debt instruments at amortized cost	0	10
Other financial assets	3	0
Later than five years [member] | Financial Asset [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial assets held for managing liquidity risk, Total	1,258	1,258
Later than five years [member] | Financial Asset [Member] | Financial instruments at amortized cost [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at amortized cost:	228	157
Debt instruments at amortized cost	10
Other financial assets	218	157
Later than five years [member] | Financial Asset [Member] | Financial instruments at FVPL [Member]
Disclosure Of Maturity Analysis For Financial Assets Held For Managing Liquidity Risk [Line Items]
Financial instruments at FVPL:	1,030	1,101
Financial assets at fair value through profit or loss	₱ 1,030	₱ 1,101